CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the prospectuses that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant and the classes thereof listed on Schedule A attached hereto would not have differed from those contained in Post-Effective Amendment No. 154 (“Amendment No. 154”) to the Registrant’s Registration Statement, (b) that the forms of the statements of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant and the classes thereof listed on Schedule B attached hereto would not have differed from those contained in Amendment No. 154 to the Registrant’s Registration Statement and (c) that Amendment No. 154 was filed electronically.

Dated:	December 20, 2010	By:	/s/ Claudia A. Brandon Claudia A. Brandon Executive Vice President and Secretary

SCHEDULE A

SERIES	CLASSES
Neuberger Berman Emerging Markets Equity Fund Neuberger Berman Equity Income Fund	Class A, Class C, Class R3 and Institutional Class
Neuberger Berman Focus Fund	Advisor Class, Class A, Class C, Institutional Class and Trust Class
Neuberger Berman Genesis Fund	Advisor Class, Class R3, Institutional Class and Trust Class
Neuberger Berman Guardian Fund Neuberger Berman Mid Cap Growth Fund Neuberger Berman Partners Fund Neuberger Berman Small Cap Growth Fund	Advisor Class, Class A, Class C, Class R3, Institutional Class and Trust Class
Neuberger Berman International Fund Neuberger Berman Regency Fund Neuberger Berman Socially Responsive Fund	Class A, Class C, Class R3, Institutional Class and Trust Class
Neuberger Berman International Institutional Fund	Institutional Class
Neuberger Berman International Large Cap Fund Neuberger Berman Real Estate Fund	Class A, Class C, Class R3, Institutional Class and Trust Class
Neuberger Berman Intrinsic Value Fund Neuberger Berman Large Cap Value Fund Neuberger Berman Multi-Cap Opportunities Fund Neuberger Berman Select Equities Fund	Class A, Class C and Institutional Class
Neuberger Berman Large Cap Disciplined Growth Fund	Class A, Class C, Class R3 and Institutional Class

SCHEDULE B

SERIES	CLASSES
Neuberger Berman Emerging Markets Equity Fund Neuberger Berman Equity Income Fund	Class A, Class C, Class R3 and Institutional Class
Neuberger Berman Focus Fund	Advisor Class, Class A, Class C, Institutional Class, Investor Class and Trust Class
Neuberger Berman Genesis Fund	Advisor Class, Class R3, Institutional Class, Investor Class and Trust Class
Neuberger Berman Guardian Fund Neuberger Berman Mid Cap Growth Fund Neuberger Berman Partners Fund Neuberger Berman Small Cap Growth Fund	Advisor Class, Class A, Class C, Class R3, Institutional Class, Investor Class and Trust Class
Neuberger Berman International Fund Neuberger Berman Regency Fund Neuberger Berman Socially Responsive Fund	Class A, Class C, Class R3, Institutional Class, Investor Class and Trust Class
Neuberger Berman International Institutional Fund	Institutional Class
Neuberger Berman International Large Cap Fund Neuberger Berman Real Estate Fund	Class A, Class C, Class R3, Institutional Class and Trust Class
Neuberger Berman Intrinsic Value Fund Neuberger Berman Large Cap Value Fund Neuberger Berman Multi-Cap Opportunities Fund Neuberger Berman Select Equities Fund	Class A, Class C and Institutional Class
Neuberger Berman Large Cap Disciplined Growth Fund	Class A, Class C, Class R3, Investor Class and Institutional Class